Income Tax	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
18. Income Tax

The income tax benefit differs from the amount computed by applying federal and provincial/state statutory rates to net loss before income taxes for the years ended January 31, 2020 and 2019, respectively, as a result of the following:

	January 31, 2020 $	January 31, 2019 $

Net loss before taxes	(19,588,762)	(9,254,790)
Statutory rate	27.00%	27.00%

Expected tax recovery	(5,288,966)	(2,498,793)
Foreign tax rate differences	(36,227)	(23,235)
Permanent differences and other	194,935	130,163
Change in deferred tax assets not recognized	5,130,258	2,391,865

Income tax provision	–	–

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their corresponding values for tax purposes.

Deferred tax assets (liabilities) and unrecognized deductible temporary differences at January 31, 2020 and 2019 are comprised of the following:

	2020 $	2019 $

Right-of-use assets - CDN	(877,943)	(85,941)
Lease liability - CDN	886,753	85,201
Right-of-use assets – USA	–	(396,773)
Lease liability - CDN	–	397,939
Non-capital loss – CDN	–	739
Equipment - CDN	(16,960)	–
Equipment – USA	(17,781)	(1,165)
Tax loss carryforwards - CDN	8,150	–
Tax loss carryforwards - USA	17,781	–

Net deferred tax asset (liability)	–	–

	2020 $	2019 $

Tax loss carryforwards - CDN	24,293,651	14,909,045
Tax loss carryforwards - USA	10,303,206	1,884,739
Tax loss carryforwards – Other	400,570	–
Intangible assets - CDN	119,978	53,954
Intangible assets - USA	–	299,235
Equipment - CDN	–	343
Lease liability - USD	1,418,024	39,346
Financing costs - CDN	3,568,281	1,478,132
Capital loss – CDN	568,786	–

Total unrecognized deductible temporary differences	40,672,496	18,664,794

The Company has non-capital loss carryforwards, for which no deferred tax asset has been recognized of approximately $24,293,651 (2019: $14,909,045) which may be carried forwards to apply against future income for Canadian income tax purpose, subject to the final determination by tax authorities, expiring in the following years:

Expiry Date	Non-Capital Loss $

2029	125,962
2030	77,975
2031	139,450
2032	657,883
2034	687,128
2035	1,457,190
2036	4,637,504
2037	1,267,151
2038	887,990
2039	5,061,569
2040	9,293,849

24,293,651

As at January 31, 2020, the Company’s US net operating loss carryforwards total $10,303,206 (2019 - $1,884,739). These losses can be carried forward indefinitely.  As at January 31, 2020, the Company’s Liechtenstein net operating loss carryforwards total $400,570 (2019 - $nil).  These losses can be carried forward indefinitely, but the carryover is limited to 70% of taxable net gain.